Property and Equipment, Net	12 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
11.	PROPERTY AND EQUIPMENT, NET

The property and equipment consisted of the following:

	June 30, 2020	June 30, 2019

Building	$790,605	$-
Office equipment	618,323	433,878
Electronic equipment	51,526	13,167
Vehicles	25,200	8,739
Leasehold improvements	573,937	173,165
Less: accumulated depreciation	(744,265)	(24,854)
	$1,315,326	$604,095

The Company depreciated property and equipment from the next month to when the assets was available for use. For the years ended June 30, 2020, 2019 and 2018, the depreciation expenses were $148,436, $25,012, and $nil, respectively.